Twentieth Century Mutual Funds
                              and The Benham Group
                                4500 Main Street
                          Kansas City, Missouri 64111

                                                               December 24, 1996
Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

Re:  Rule 24f-2 Notice for
     Twentieth Century Investors, Inc.
     1940 Act File No. 811-0816
     1933 Act File No. 2-14213

Ladies and Gentlemen:

     Pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 promulgated thereunder, I submit the following pages of a Rule 24f-2 report. The required filing fee was sent via Federal Funds Wire to SEC account number 910-8739 with Mellon Bank on December 24, 1996.


Sincerely,



/s/Charles A. Etherington
Charles A. Etherington
V.P. and Assistant General Counsel

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:  Twentieth Century Investors, Inc.
                                      Twentieth Century Tower
                                      4500 Main Street
                                      Kansas City, MO 64111

2.       Name of each series or class of funds for which this notice is filed:

         Growth Investors                  Select Investors
         Ultra Investors                   Giftrust Investors
         Balanced Investors                Cash Reserve
         Heritage Investors                U.S. Governments Intermediate-Term
         Vista Investors                   Limited-Term Bond
         U.S. Governments Short-Term       Intermediate-Term Bond
         Long-Term Bond                    Tax-Exempt Short-Term
         Tax-Exempt Intermediate-Term      Tax-Exempt Long-Term


3.       Investment Company Act File Number:  811-0816

         Securities Act File Number:  2-14213


4.       Last day of fiscal year for which this notice is filed:
               October 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: Not Applicable


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6): Not Applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: Not Applicable


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: Not Applicable


9.       Number and aggregate  sale price of  securities  sold during the fiscal year:
                    2,700,699               $13,105,006,000


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    2,700,699               $13,105,006,000


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Not Applicable


12.      Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item 10):            $ 13,105,006,000

         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11), if
               applicable):                                                     +    N/A

         (iii) Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):                          -  9,787,605,000

         (iv)  Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):                          +     N/A

         (v)   Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):             3,317,401,000

         (vi)  Multiplier prescribed by Section 6(b) of the Securities
               Act of 1933 or other applicable law or regulation
               (see Instruction C.6):                                           x         1/3300

                                                                                ----------------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:          $   1,005,273.03
                                                                                ================




Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         December 24, 1996

                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




         By (Signature and Title)*
                                    /s/Charles A. Etherington
                                    Charles A. Etherington
                                    V.P. and Assistant General Counsel


         Date  12/24/95

  *Please print the name and title of the signing officer below the signature.

December 24, 1996


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for Twentieth Century Investors, Inc.
         1940 Act File No. 811-0816
         1933 Act File No. 2-14213


Ladies and Gentlemen:

     I am counsel to Twentieth Century Investors, Inc., and as such, I am generally familiar with its affairs. Based upon that familiarity, and upon the examination of such documents as I deemed relevant, it is my opinion that the shares of Twentieth Century Investors, Inc. described in the Rule 24f-2 Notice dated December 24, 1996, with respect to the year ended October 31, 1996, were legally issued, fully paid and non-assessable.

     For the record, it should be stated that I am an officer and a salaried employee of Twentieth Century Services, Inc., an affiliated corporation of Twentieth Century Investors, Inc.


Sincerely,



/s/Charles A. Etherington
Charles A. Etherington
V.P. and Assistant General Counsel